Label	Element	Value
C000193690 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%	[1]
C000193690 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	46.60%	[1]
C000193690 [Member] | Standard & Poor's, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.10%	[1]
C000193690 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	14.40%	[1]
C000193690 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	27.10%	[1]
C000193690 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.00%	[1]
C000193690 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%	[1]
C000226678 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	42.70%	[2]
C000226678 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	18.50%	[2]
C000226678 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	31.60%	[2]
C000226678 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.20%	[2]
C000213075 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%	[3]
C000213075 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	46.60%	[3]
C000213075 [Member] | Standard & Poor's, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.10%	[3]
C000213075 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	14.40%	[3]
C000213075 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	27.10%	[3]
C000213075 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.00%	[3]
C000213075 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%	[3]
C000193689 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	42.70%	[4]
C000193689 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	18.50%	[4]
C000193689 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	31.60%	[4]
C000193689 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.20%	[4]

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.